SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of detailed information about exploration and evaluation assets by location [Table Text Block]
EXPLORATION AND EVALUATION ASSETS	December 31, 2019	December 31, 2018
Sweden	$438	$438
Turkey	233	233
U.S.A	875	942
Total	$1,546	$1,613

Disclosure of detailed information about property and equipment by location [Table Text Block]
PROPERTY AND EQUIPMENT	December 31, 2019	December 31, 2018
Sweden	$54	$31
U.S.A	590	435
Total	$644	$466